Subsequent Events (Details)	3 Months Ended			1 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 USD ($)	Apr. 20, 2014 Subsequent Event [Member] USD ($)	Apr. 20, 2014 Subsequent Event [Member] CNY	Apr. 22, 2014 Subsequent Event [Member] USD ($)
Subsequent Events (Textual)
Obligation for coperation agreement with Laifeng Fengming	$ 2,700,000	17,000,000		$ 2,700,000	17,000,000
Subsidies of bank interest expenses	$ 466,414		$ 58,154			$ 34,000